Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 7,894,781	$ 23,075,713
Receivables	2,088,965	1,407,127
Inventory	1,055,942	3,390,822
Notes receivable	169,300	190,170
Prepaids	2,307,724	5,494,877
Total current assets	13,516,712	33,558,709
Non-current Assets
Goodwill		5,940,409
Equipment	404,691	297,043
Intangible assets	179,801	593,901
Investments	192,583	291,066
Notes receivable		964,006
Right of use assets	344,746	468,106
TOTAL ASSETS	14,638,533	42,113,240
Current Liabilities
Trade payables and accrued liabilities	2,816,676	799,139
Customer deposits	194,758	172,134
Deferred income	63,690	73,286
Loans payable	81,512	6,745
Derivative liability	57,314	5,560,002
Lease liabilities	133,962	110,481
Total current liabilities	3,347,912	6,721,787
Non-current Liabilities
Loans payable	5,059	86,572
Lease liabilities	244,681	378,642
TOTAL LIABILITIES	3,597,652	7,187,001
SHAREHOLDERS’ EQUITY
Share capital	83,600,089	81,038,365
Reserves – share-based payments	7,264,340	6,406,117
Accumulated deficit	(79,976,546)	(52,322,182)
Accumulated other comprehensive income (loss)	152,998	(196,061)
TOTAL SHAREHOLDERS’ EQUITY	11,040,881	34,926,239
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 14,638,533	$ 42,113,240